LongTerm Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

Long‑term debt consists of the following as of December 31, 2019 and September 30, 2020:

	December 31, 2019	September 30, 2020
Bank credit facility:
Senior secured revolver	$233,750	$465,000
Term loan	—	124,583
Total long‑term debt	$233,750	$589,583

	As of December 31,
	2018	2019
Bank credit facility:
Senior secured revolver	$258,750	$233,750
Total long-term debt	$258,750	$233,750